Debt (Senior Unsecured Notes) (Details) - USD ($)							12 Months Ended
	Feb. 15, 2018	Dec. 11, 2017	Sep. 01, 2017	Aug. 14, 2017	Jul. 23, 2015	May 21, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 15, 2014	Feb. 08, 2013
Debt Instrument [Line Items]
Redemption of senior unsecured debt							$ 145,170,000	$ 204,830,000	$ 0
Loss on extinguishment of debt	$ 3,300,000						3,339,000	6,242,000	0
Proceeds from issuance of unsecured debt							0	1,000,000,000	$ 0
Debt percentage of principal amount redeemed	101.438%
2021 Notes
Debt Instrument [Line Items]
Senior unsecured notes, principal							0	145,170,000			$ 350,000,000
Debt instrument, stated rate											5.75%
Proceeds used to repay unsecured debt principal		$ 204,800,000
2026 Notes
Debt Instrument [Line Items]
Senior unsecured notes, principal		$ 450,000,000					450,000,000	450,000,000
Debt instrument, stated rate		6.25%
Proceeds from issuance of debt, net of discount		$ 441,800,000
2024 Notes
Debt Instrument [Line Items]
Senior unsecured notes, principal							350,000,000	350,000,000		$ 350,000,000
Debt instrument, stated rate										5.625%
2023 Notes
Debt Instrument [Line Items]
Senior unsecured notes, principal						$ 400,000,000	400,000,000	400,000,000
Debt instrument, stated rate						6.00%
7.875% senior unsecured notes due 2018
Debt Instrument [Line Items]
Debt instrument, stated rate						7.875%
Redemption of senior unsecured debt						$ 350,000,000
2022 Notes
Debt Instrument [Line Items]
Senior unsecured notes, principal							750,000,000	750,000,000
2022 Notes | Enterprise Offshore Acquisition
Debt Instrument [Line Items]
Senior unsecured notes, principal					$ 750,000,000
Debt instrument, stated rate					6.75%
Proceeds from issuance of debt, net of discount					$ 728,600,000
2025 Notes
Debt Instrument [Line Items]
Senior unsecured notes, principal							$ 550,000,000	$ 550,000,000
2025 Notes | Alkali Business
Debt Instrument [Line Items]
Senior unsecured notes, principal			$ 550,000,000	$ 550,000,000
Debt instrument, stated rate			6.50%	6.50%
Proceeds from issuance of debt, net of discount			$ 540,100,000
Proceeds from issuance of unsecured debt				$ 540,100,000